Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Disclosure of income statement charge	The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to defined contribution schemes is disclosed as part of footnotes to Note 28 Staff costs.

Income statement charge/(credit)
	2025	2024	2023
	£m	£m	£m
Current service cost	122	150	119
Net finance income	(163)	(157)	(222)
Curtailments or Settlements[1]	53	—	—
Other movements	1	1	(1)
Total	13	(6)	(104)
Note
1  Settlement loss arising from allocation of a portion of the UKRF assets and liabilities to the Barclays UK Section of the UKRF on account of sectionalisation effective from 1 July 2025, for which Barclays Bank UK PLC are now responsible for.

Disclosure of balance sheet reconciliation

Balance sheet reconciliation
	2025		2024
	Barclays Bank Group Total	Of which relates to Barclays Bank Section of the UKRF	Barclays Bank Group Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(19,524)	(18,729)	(21,420)	(20,618)
Current service cost	(135)	(120)	(168)	(155)
Interest costs on scheme liabilities	(1,005)	(975)	(930)	(901)
Curtailments or settlements[1]	697	697	—	—
Remeasurement gain - financial	541	546	1,804	1,797
Remeasurement (loss)/gain - demographic	(59)	(47)	12	13
Remeasurement loss - experience	(197)	(203)	(55)	(54)
Employee contributions	(5)	—	(6)	—
Benefits paid	1,197	1,158	1,226	1,189
Exchange and other movements	15	(1)	13	—
Benefit obligation at end of the year	(18,475)	(17,674)	(19,524)	(18,729)
Fair value of scheme assets at beginning of the year	22,623	21,928	24,914	24,234
Interest income on scheme assets	1,168	1,143	1,087	1,062
Employer contribution	29	16	37	22
Settlements[1]	(750)	(750)	—	—
Remeasurement - return on scheme assets less than discount rate	(299)	(310)	(2,192)	(2,184)
Employee contributions	5	—	6	—
Benefits paid	(1,189)	(1,158)	(1,221)	(1,189)
Exchange and other movements	(29)	(14)	(8)	(17)
Fair value of scheme assets at end of the year	21,558	20,855	22,623	21,928
Net surplus	3,083	3,181	3,099	3,199
Retirement benefit assets	3,240	3,181	3,263	3,199
Retirement benefit liabilities	(157)	—	(164)	—
Net retirement benefit assets	3,083	3,181	3,099	3,199
Note
1  Settlement loss arising from allocation of a portion of the UKRF assets and liabilities to the Barclays UK Section of the UKRF on account of sectionalisation effective from 1 July 2025, for which Barclays Bank UK PLC are now responsible for.

Breakdown of the Barclays Bank Section of the UKRF benefit obligation	2025	2024
	Barclays Bank Section	UKRF Total
	£m	£m
Active members	981	1,699
Deferred members (Afterwork)	1,828	1,716
Deferred members (Non-Afterwork)	3,786	4,269
Pensioners and Dependents	11,079	11,045
Total Barclays Bank Section of the UKRF benefit obligation at end of the year	17,674	18,729

Disclosure of actuarial valuation of schemes	Below is a summary of the main financial and demographic assumptions adopted for the Barclays Bank Section of the UKRF.

Key financial assumptions	2025	2024
	Barclays Bank Section	Total UKRF
	% p.a.	% p.a.
Discount rate	5.46	5.44
Inflation rate (RPI)	2.92	3.32
The table below shows how the assumed life expectancy, for
members of the Barclays Bank Section of the UKRF (2024: whole UKRF), has changed since last year:

Assumed life expectancy[1]	2025	2024
Life expectancy at 60 for current pensioners (years)
– Males	26.6	26.5
– Females	29.3	29.4
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.0
– Females	30.6	30.8
Note:
1  The life expectancies disclosed are in respect of a population of the membership that represents c60% of the Defined Benefit Obligation of the
Barclays Bank Section of the UKRF (excluding the Afterwork section which has no post-retirement mortality risk) with the remaining members having life expectancy at age 60 of between 26.4 years and 29.3 years.

Change in key assumptions for the Barclays Bank Section of the UKRF (2024: whole UKRF)
	2025	2024

	(Decrease)/Increase in defined benefit obligation	(Decrease)/Increase in defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(0.9)	(1.0)
0.25% p.a. increase	(0.4)	(0.5)
0.25% p.a. decrease	0.5	0.5
0.5% p.a. decrease	1.0	1.1
Assumed RPI
0.5% p.a. increase	0.7	0.7
0.25% p.a. increase	0.3	0.3
0.25% p.a. decrease	(0.3)	(0.4)
0.5% p.a. decrease	(0.6)	(0.7)
Life expectancy at 60
One year increase	0.5	0.5
One year decrease	(0.5)	(0.5)

Disclosure of analysis of scheme assets	The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total				Of which relates to Barclays Bank Section of the UKRF
	Quoted[1]	Unquoted[1,2]	Value	% of total fair value of scheme assets	Quoted[1]	Unquoted[1,2]	Value	% of total fair value of scheme assets
	£m	£m	£m	%	£m	£m	£m	%
As at 31 December 2025
Bonds - fixed government	1,926	4	1,930	9.0	1,721	4	1,725	8.3
Bonds - index-linked government	7,765	—	7,765	36.0	7,751	—	7,751	37.2
Bonds - corporate and other[3]	1,676	4,729	6,405	29.7	1,471	4,729	6,200	29.7
Equities	128	—	128	0.6	—	—	—	—
Private equities	—	1,859	1,859	8.6	—	1,859	1,859	8.9
Property	22	1,392	1,414	6.6	—	1,392	1,392	6.7
Infrastructure	—	414	414	1.9	—	413	413	2.0
Hedge funds	13	1,635	1,648	7.6	—	1,635	1,635	7.8
Derivatives	1	(1,478)	(1,477)	(6.9)	—	(1,478)	(1,478)	(7.1)
Longevity reinsurance contracts	—	(103)	(103)	(0.5)	—	(103)	(103)	(0.5)
Cash and liquid assets[4]	2,292	(830)	1,462	6.8	2,288	(830)	1,458	7.0
Mixed investment funds	—	—	—	—	—	—	—	—
Other	15	98	113	0.6	—	3	3	—
Fair value of scheme assets[5]	13,838	7,720	21,558	100.0	13,231	7,624	20,855	100.0

As at 31 December 2024
Bonds - fixed government	1,546	—	1,546	6.8	1,306	—	1,306	6.0
Bonds - index-linked government	8,234	—	8,234	36.4	8,214	—	8,214	37.5
Bonds - corporate and other	5,604	717	6,321	27.9	5,395	717	6,112	27.9
Equities	121	—	121	0.5	—	—	—	—
Private equities	—	2,134	2,134	9.4	—	2,134	2,134	9.7
Property	19	1,238	1,257	5.6	—	1,238	1,238	5.6
Infrastructure	—	1,388	1,388	6.1	—	1,388	1,388	6.3
Hedge funds	9	1,390	1,399	6.2	—	1,390	1,390	6.3
Derivatives	(7)	(1,799)	(1,806)	(8.0)	(7)	(1,799)	(1,806)	(8.2)
Longevity reinsurance contracts	—	(117)	(117)	(0.5)	—	(117)	(117)	(0.5)
Cash and liquid assets[4]	(454)	2,529	2,075	9.2	(464)	2,529	2,065	9.4
Mixed Investment funds	8	—	8	—	—	—	—	—
Other	7	56	63	0.4	—	4	4	—
Fair value of scheme assets[5]	15,087	7,536	22,623	100.0	14,444	7,484	21,928	100.0
Notes:
1.During the year ended 31 December 2025, there were c£3bn assets re-classified from unquoted to quoted under cash and liquid assets and
c£4bn assets reclassified from quoted to unquoted for Bonds - corporate and other (year ended 31 December 2024: there were no material re-
classifications). These re-classifications reflect enhancement to the Bank’s levelling policy, including the use of additional data in the active market assessment of issued debt.
2.Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2025 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays Bank Group does not believe these valuations will differ materially from the fair value, in the context of the overall Barclays Bank Section asset size.
3.During the year ended 31 December 2025, there were c£740m of infrastructure loan assets reclassified to Bonds - corporate and other (2024 classification : Infrastructure).
4.Cash and liquid assets for the Barclays Bank Section of the UKRF consist of £186m (2024: £484m) of cash including receivables/payables,
£2,102m (2024: £2,529m) of pooled cash funds and £(830)m (2024: £(948)m) of repurchase agreements.
5.Included within the fair value of the Barclays Bank Section of the UKRF scheme assets was nil (2024: nil) relating to shares in Barclays PLC and nil
(2024: nil) relating to bonds issued by Barclays PLC or Barclays Bank PLC. The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays PLC.